Income Taxes - Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets, Net [Abstract]
Net operating loss carryforwards	$ 30,966	$ 46,627
Accrued and other current liabilities	15,748	24,663
Inventories	4,163	2,919
Allowance for bad debts	739	1,060
Currency revaluation	4,095	3,474
Property, plant and equipment	1,103	2,096
Capital lease	531	830
Tax credit carryforwards	1,563	915
Unremitted profits and earnings	0	0
Intangible assets	1,289	586
Share-based compensation	18,143	20,282
Deferred interest deductions	60,790	76,793
Convertible debt	10,865	12,313
Other	2,632	2,652
Deferred tax assets, gross	152,627	195,210
Valuation allowance	(67,849)	(5,511)
Deferred tax assets, total	84,778	189,699
Net deferred tax liabilities	(37,375)
Net deferred tax assets		27,763
Deferred Tax Liabilities, Net [Abstract]
Net operating loss carryforwards	0	0
Accrued and other current liabilities	0	0
Inventories	(778)	(1,567)
Allowance for bad debts	(475)	(451)
Currency revaluation	(167)	(73)
Property, plant and equipment	(23,649)	(19,733)
Capital lease	0	0
Tax credit carryforwards	0	0
Unremitted profits and earnings	(998)	(923)
Intangible assets	(93,771)	(137,682)
Share-based compensation	0	0
Deferred interest deductions	0	0
Convertible debt	0	0
Other	(2,315)	(1,507)
Deferred tax liabilities, total	$ (122,153)	$ (161,936)